Note 15 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
15.	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period, using the treasury stock method for options.

A reconciliation of the numerator and denominator of basic and diluted earnings (loss) per share calculations was as follows:

	Years Ended December 31
	2018	2017	2016

Net income (loss) (in thousands)	$2,088	$(6,145)	$(2,986)

Weighted average shares outstanding (in thousands) – basic	1,300,795	1,288,977	1,282,141

Effect of dilutive securities:
Options and RSUs (in thousands)	30,027	-	-

Weighted average shares outstanding (in thousands) – diluted	1,330,822	1,288,977	1,282,141

Earnings (loss) per share – basic
Basic	$-	$-	$-
Diluted	$-	$-	$-

Certain outstanding options and RSUs were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The anti-dilutive stock options excluded and their associated exercise prices per share were
160,388,575
shares at
$0.0270
to
$0.1636
as of
December 31, 2018,
185,500,550
shares at
$0.0274
to
$0.1636
as of
December 31, 2017,
and
207,837,900
shares at
$0.0274
to
$0.1636
as of
December 31, 2016.
The anti-dilutive RSUs excluded were
6,214,513,
72,117,700
shares, and
57,937,850
shares as of
December 31, 2018,
2017,
and
2016,
respectively.